2. COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Proceeds from exercise of stock purchase warrants, value	$ 6,667
Capital leased equipment	21,986
Non Related [Member]
Rent expense	$ 58,100	$ 54,912
Investors [Member]
Proceeds from sale of stock		780,000
Accounts payable paid by issuing units		$ 20,000
Dolphin Offshore Partners L.P. [Member]
Common stock sold, shares issued		916,667
Proceeds from sale of stock		$ 550,000
Proceeds from exercise of stock purchase warrants, shares		458,334
Proceeds from exercise of stock purchase warrants, value		$ 4,583
Hershey Stategic [Member]
Common stock sold, shares issued		125,000
Proceeds from sale of stock		$ 75,000
Proceeds from exercise of stock purchase warrants, shares		62,500
Proceeds from exercise of stock purchase warrants, value		$ 625
Offering [Member]
Proceeds from exercise of stock purchase warrants, shares	666,667
Proceeds from exercise of stock purchase warrants, value	$ 6,667
Richard E. Forkey [Member]
Rent expense	108,000	108,000
Rent payable	$ 117,000	$ 126,000
Woodward [Member]
Common stock sold, shares issued		156,667
Proceeds from sale of stock		$ 94,000
Proceeds from exercise of stock purchase warrants, shares		78,333